Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

32. Subsequent events

32.1. Acquisition of PinPag

On January 30, 2020, Linx S.A. entered into a share purchase and sale agreement between Linx Pay Meios de Pagamento Ltda. (“Linx Pay”), a wholly-owned subsidiary of the Company, and the holders of the full share capital of PinPag, representing the companies Esmeralda Serviços Digitais Ltda., Safira Serviços Digitais Ltda., Ametista Serviços Digitais Ltda. and Diamante Serviços Digitais Ltda (“PinPag”).

Linx paid R$135,000 in a lump sum, plus, subject to the achievement of financial and operating targets set for the period from 2021 to 2022, an additional amount of up to R$65,000.

The acquisition of PinPag is another step of Linx to reinforce the cross selling strategy of financial services for its verticals, especially for the car dealership management (DMS).

Moreover, the rationale is to strengthen the financial services portfolio (“Linx Pay Hub”) for the base of 17,000 PinPag clients, representing a great growth opportunity for Linx.

Presented below is the equity position of PinPag on:

January 31, 2020	Ametista	Diamante	Esmeralda	Safira
Assets
Cash and cash equivalents	2,089	1,903	3,070	2,960
Interest earning bank deposit	—	1,353	—	—
Accounts receivable	4,848	260	2,334	886
Other receivables	—	3	20	—
Current assets	6,937	3,519	5,424	3,846
Investment	—	1	—	—
Property, plant and equipment	—	83	9,101	983
Intangible assets	—	—	27	6
Non-current assets	—	84	9,128	989
Total assets	6,937	3,603	14,552	4,835

Liabilities
Suppliers	—	—	798	—
Labor obligations	—	85	102	—
Tax liabilities	312	180	990	365
Other liabilities	5,185	3,507	10,472	933
Current liabilities	5,497	3,772	12,362	1,298
Capital	350	30	1,350	2,300
Retained earnings (loss)	1,090	(199)	840	1,237
Shareholders' equity	1,440	(169)	2,190	3,537
Total liabilities and shareholders' equity	6,937	3,603	14,552	4,835

32.2. Acquisition of Neemo

At February 3, 2020, Linx S.A entered into a Stock Purchase Agreement between Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”), a wholly-owned subsidiary of the Company, and the holders of all the capital of RRA Ferreira ME (“Neemo”).

Linx paid R$17,600 in a lump sum, plus, subject to the achievement of financial and operating targets set for the period from 2021 to 2023, an additional amount of up to R$4,800.

The acquisition of Neemo is another step of Linx to reinforce its cross selling strategy, representing a significant growth opportunity for the Company. In this case, the rationale is to reinforce the food service vertical with its own delivery management solution and offer financial service-related products (“Linx Pay Hub”) to approximately 2,000 Neemo clients.

Presented below is the equity position of Neemo on:

January 31, 2020
Assets
Cash and cash equivalents	75
Accounts receivable	226
Recoverable taxes	18
Other receivables	1
Current assets	320
Property, plant and equipment	66
Non-current assets	66
Total assets	386

Liabilities
Suppliers	37
Labor obligations	91
Tax liabilities	122
Current liabilities	250
Capital	5
Accumulated losses	61
Net income for the year	70
Shareholders' equity	136
Total liabilities and shareholders' equity	386

32.3. COVID-19

According to the Brazilian Ministry of Health, the spread of COVID-19 was first reported in Wuhan, in mainland China, in December, 2019 and later spread to other countries. Since then, cases of the contagion and fatalities have been reported by world authorities and the media. On March 11, 2020, the World Health Organization (WHO) declared as a global pandemic.

Also in March, Linx developed and implemented a plan covering several preventive measures required to minimize the effects of the pandemic. The main items of said plan are listed below:

•

Creation of a Crisis Committee to continuously evaluate the evolution of COVID-19, its possible impacts and necessary measures, in addition to monitoring all determinations made by the competent authorities in the regions where it operates;

•	Definition of home office for all Employees who made an international trip and recently returned to the countries where they are based, respecting the quarantine period recommended by physicians;
•	Suspension or postponement of national and international business trips; and
•	Definition of staggered home office rotation for all Employees as of March 16, aiming to reduce the personnel in its offices as a strategy to mitigate the risks of virus transmission.

So far, Linx has not suffered any material impact caused by the virus spread. Owing to the uncertainties regarding the dynamics of the outbreak’s evolution, its effects on the economic activities of our clients and suppliers, as well as the measures to be adopted in Brazil and other Latin American countries in which the Company operates, it is impossible to estimate the impact the pandemic will have on the global economy and on our business.

In the current scenario, Linx has a certain degree of protection in financial terms, considering that around 80% of its revenues are monthly fees generated by the use of management software and integrated services. Currently, the Company is also well capitalized. The migration of solutions to the cloud environment in recent years also offers resilience to the Company, since virtually all solutions can be accessed remotely.

However, negative impacts on the economy may result in possible losses for Linx, temporary or not. Such impacts may mainly cover, but not exclusively, delinquency levels, new sales, project implementation, store activation, revenue linked to the volume of transactions (mainly in Linx Digital and Linx Pay) and churn resulting from the closing of stores. An exchange rate reduction can influence cost levels, especially those linked to the public cloud. Furthermore, it is not possible to completely protect the health of our Employees, even if the appropriate measures have been taken.

On the other hand, there is the possibility of Linx providing solutions to our clients through retail digital transformation initiatives, such as e-commerce solutions, omnichannel (OMS) and delivery service in restaurants (Delivery App). Another opportunity is its strong presence in verticals for Pharma, Gas Stations and convenience stores, segments that may eventually have increased demand.

These possible economic and financial impacts arising from the dissemination of the new COVID-19 were informed to Linx shareholders and the market in general through a Notice to the Market on March 16 and a Material Fact as of March 18.

32.4. Dividends

The Board of Directors, at a meeting held on March 30, 2020, ad referendum of the Annual General Meeting, to be held on April 30, 2020, expressed a favorable opinion on the Dividend Distribution Proposal presented by the Company’s Management in the amount of R$20,000.

32.5. Merger of Sback

On March 31, 2020 Linx Sistemas e Consultoria Ltda., a wholly-owned subsidiary of the Company, merged its subsidiary Sback Tecnologia da Informação Ltda., which operates a cloud platform focused on retention, reengagement and recapture technologies through Big Data and intelligence for engagement.